Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

Note 10: - Property, Plant And Equipment

a.	Composition and movement:

2022

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2022	$34,543	33,439	31	9,371	1,184	78,568
Additions	547	1,906	-	966	382	3,801
Sale and write-off	-	(2)	-	-	-	(2)
Balance as of December 31, 2022	35,090	35,343	31	10,337	1,566	82,367

Accumulated Depreciation

Balance as of January 1, 2022	21,091	23,804	23	6,808	535	52,261
Depreciation	1,063	1,691	3	1,074	120	3,951
Sale and write-off	-	(2)	-	-	-	(2)
Balance as of December 31, 2022	22,154	25,493	26	7,882	655	56,210

Depreciated cost as of December 31, 2022	$12,936	9,850	5	2,455	911	26,157

(1)	Including labor costs charged in 2022 to the cost of facilities, machinery, and equipment in the amount of $1,043 thousands.

2021

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2021	$33,658	31,299	31	8,112	1,139	74,239
Additions	885	2,140	-	1,260	45	4,329

Balance as of December 31, 2021	34,543	33,439	31	9,371	1,184	78,568

Accumulated Depreciation

Balance as of January 1, 2021	20,049	22,110	20	5,961	420	48,560
Depreciation	1,042	1,694	3	847	115	3,701

Balance as of December 31, 2021	21,091	23,804	23	6,808	535	52,261

Depreciated cost as of December 31, 2021	$13,451	$9,635	$8	$2,563	$649	$26,307

(1)	Including labor costs charged in 2021 to the cost of facilities, machinery, and equipment in the amount of $775 thousands.

b.	As for liens, refer to Note 19.

c.	Leasing rights of land from the Israel land administration.

	December 31,
	2022	2021
	U.S. Dollars in thousands

Under finance lease	$1,119	$1,150

Kamada Assets Ltd., a subsidiary of the Company, capitalized leasing rights from the Israel Lands Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. As part of a new outline which were approved during 2021, the plant area was adjusted to 14,880 m². The amount attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the option period. During 2010, Kamada Assets signed an agreement with the Israel Lands Administration to consolidate its leasing rights and extend the lease period to 2058; the lease also includes an extension option allowing the parties to extend the lease for an additional 49 years following the conclusion of the initial term.